Subsequent Events (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Security deposit	$ 5,588	$ 5,588
Global Stem Cell Group, Inc [Member]
Subsequent Events [Line Items]
Rent		6,341
Security deposit		$ 11,725
Series BB Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of preferred stock		1,000,000
Series CC Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares of preferred stock		8,000,000